RELATED PARTY TRANSACTIONS - Other Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 04, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Net income (expense from transactions with related party		$ 59,577	$ 27,972	$ (254)
Amount due from (to) related party		14,010	3,353
Vessel operating expenses		(55,946)	(53,163)	(56,347)
Collaborative Arrangement
Related Party Transaction [Line Items]
Time and voyage charter revenues		28,327	13,730	0
Voyage, charter-hire and commission expenses		(38,781)	(11,140)	0
The Cool Pool Limited
Related Party Transaction [Line Items]
Time and voyage charter revenues		77,975	37,345
Vessel operating expenses		(7,683)	(7,681)
Golar Wilhemsen
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties		0	0	(2,246)
Percentage shareholders' ownership after transaction	100.00%
Percentage of Shareholders' Ownership before Transaction	60.00%
Remaining interest acquired	40.00%
The Cool Pool Limited
Related Party Transaction [Line Items]
Net income (expense from transactions with related party		59,837	32,254	1,992
Amount due from (to) related party		14,004	3,490
The Cool Pool Limited | The Cool Pool Limited
Related Party Transaction [Line Items]
Net income (expense from transactions with related party		59,838	32,254
Magni Partners
Related Party Transaction [Line Items]
Net income (expense from transactions with related party		(260)	(4,282)	$ 0
Amount due from (to) related party		6	(137)
Magni Partners | Recharge for Advisory Services
Related Party Transaction [Line Items]
Due to related parties		$ 300	3,900
Magni Partners | Recharge for Disposal of Golar Power
Related Party Transaction [Line Items]
Due to related parties			3,000
Magni Partners | Recharge for Board Member Travel
Related Party Transaction [Line Items]
Due to related parties			100
Magni Partners | Recharge for Other Travel and Out of Pocket Expenses
Related Party Transaction [Line Items]
Due to related parties			$ 300